Income Taxes 1 (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Abstract]
Prepaid federal income taxes	$ 56,100,000
Prepaid state income taxes	8,900,000	3,700,000
Prepaid income taxes	64,985,000	3,718,000
Accrued federal income taxes		$ 4,800,000